Consolidated Balance Sheets - USD ($)	Mar. 31, 2017	Feb. 28, 2017	Dec. 31, 2016
CURRENT ASSETS
Cash and cash equivalents	$ 56,761	$ 62,727	$ 7,795
Inventory	41,122	42,068	43,735
Prepayments and other receivables	40,386	79,685	40,556
TOTAL CURRENT ASSETS	138,269	184,480	92,086
NON-CURRENT ASSETS
Plant and equipment, net	85,559	87,646	90,280
TOTAL NON-CURRENT ASSETS	85,559	87,646	90,280
TOTAL ASSETS	223,828	272,126	182,366
CURRENT LIABILITIES
Amount due to related parties	262,275	280,423	323,287
Amount due to director	1,322	1,322
Accrued expenses and other payables	57,539	47,733	14,363
TOTAL CURRENT LIABILITIES	321,136	329,478	337,650
TOTAL LIABILITIES	321,136	329,478	337,650
STOCKHOLDERS' EQUITY
Preferred stock
Common stock	8,200	8,200	5,400
Additional paid-in capital	199,800	199,800
Accumulated other comprehensive loss	7,943	4,698	6,412
Accumulated deficit	(313,251)	(270,050)	(167,096)
TOTAL STOCKHOLDERS' EQUITY	(97,308)	(57,352)	(155,284)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 223,828	$ 272,126	$ 182,366